Schedule of Cash Flow, Supplemental Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash paid during the period for:
Interest	$ 0	$ 0
Income taxes	$ 0	$ 0